Cover	12 Months Ended
Feb. 01, 2025
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Petco Health and Wellness Company, Inc.
Entity Central Index Key	0001826470